Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases
34. Leases
The Group’s lease portfolio consists of approximately 650 property leases, mainly offices and test centres, together with a number of vehicle and equipment leases. The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a lessee:
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2025	2024	2023

Interest on lease liabilities		(20)	(22)	(23)

Expenses relating to short-term leases		–	–	–

Depreciation of right-of-use assets	10	(34)	(35)	(39)

Reversal of impairment/(Impairment) of right-of-use assets	10	6	–	(2)
In addition, in 2025, depreciation of £4m (2024: £3m, 2023: £2m) and impairment reversals of £11m (2024: impairment £1m, 2023: £nil) were recognised in the income statement in relation to right-of-use
assets classified as investment property.
Lease liabilities are included within fin
anc
ial
liabilities
– borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2025	2024

Less than one year	81	85

One to five years	241	270

More than five years	259	276

Total undiscounted lease liabilities	581	631

Lease liabilities included in the balance sheet	478	517

Analysed as:

Current	62	65

Non-current	416	452
The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2025	2024	2023

Total cash outflow for leases as a lessee	97	100	107
At 31 December 2025, commitments for capital leases contracted for but not yet incurred were £
11
m (2024: £14m). Extension and termination options and variable lease payments are not significant within the lease portfolio. Short-term leases to which the Group is committed at the balance sheet date are similar to the portfolio of short-term leases to which the short-term lease expense is disclosed above.
As a lessor:
In the event that the Group has excess capacity in its leased offices and warehouses, the Group subleases some of its properties under operating and finance leases.
The amounts recognised in the income statement are as follows:

All figures in £ millions	2025	2024	2023

Interest on lease receivables	3	4	4

Income from subleasing right-of-use assets (within other income)	10	9	6
The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2025	2024	2023

Total cash inflow for leases as a lessor	21	22	19
The following table sets out the maturity analysis of lease payments receivable for subleases classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and subleases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable. During the year, the investment in finance lease receivable decreased by £
17
m (2024: decreased £17m), primarily due to payments received.

All figures in £ millions	Operating leases	Finance leases	2025 Total	2024 Total	2023 Total

Less than one year	12	23	35	31	31

One to two years	12	23	35	33	33

Two to three years	12	17	29	33	34

Three to four years	12	6	18	26	34

Four to five years	12	2	14	14	27

More than five years	28	–	28	36	54

Total undiscounted lease payments receivable	88	71	159	173	213

Unearned finance income		(5)

Net investment in finance lease receivable		66